Events after the reporting period - Additional Information (Detail) R$ / shares in Units, € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands							12 Months Ended
	Mar. 24, 2024 R$ / shares shares	Mar. 08, 2024 EUR (€)	Mar. 06, 2024 EUR (€)	Mar. 05, 2024 JPY (¥)	Aug. 02, 2023 BRL (R$)	Aug. 02, 2023 USD ($)	Dec. 31, 2023	Apr. 18, 2024 shares	Mar. 08, 2024 BRL (R$)	Mar. 06, 2024 BRL (R$)	Mar. 05, 2024 BRL (R$)	Feb. 28, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity			March 6,2025
Borrowings, interest rate basis							CDI rate + 0.5% p.a.
Ipiranga Produtos de Petroleo S.A. ("IPP") [member] | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis							110.00%
Major borrowings [member] | Ipiranga Produtos de Petroleo S.A. ("IPP") [member] | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			€ 46,040							R$ 247,099
Borrowings, interest rate			4.4285%							4.4285%
Borrowings, adjustment to interest rate basis			108.50%							108.50%
Borrowings, interest rate basis			DI
Major borrowings [member] | Ipiranga Produtos de Petroleo S.A. ("IPP") [member] | Bank Credit Bill without financial covenants
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | R$											R$ 500,000
Borrowings, maturity				March 5,2025
Borrowings, adjustment to interest rate basis				108.37%							108.37%
Borrowings, interest rate basis				DI
Major borrowings [member] | Ultracargo Logística S.A. | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		€ 45,977		¥ 3,760,000					R$ 246,896		R$ 123,741
Borrowings, interest rate		43775.00%		132125.00%					43775.00%		132125.00%
Borrowings, maturity		March 10,2025		August 30,2024
Borrowings, adjustment to interest rate basis		108.50%		108.90%					108.50%		108.90%
Borrowings, interest rate basis		DI		DI
Major business combination [member] | Hidrovias do Brasil [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares acquired	128,369,488
Percentage of voting equity interests acquired	16.88%
Business combination, Share Price | R$ / shares	R$ 3.98
Percentage of voting equity interests held	4.99%
Percentage of ownership interests held	21.87%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								1,115,404,268				191,778
Major transactions from discontinued operations [Member] | Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC
Disclosure of non-adjusting events after reporting period [line items]
Final subsequent installment received from disposal group transaction					R$ 757,140	$ 150,000